Correction of Error	12 Months Ended
Jun. 30, 2021
Accounting Changes and Error Corrections [Abstract]
Correction of Error

Note 4 – Correction of Error

The Company determined that its intangible assets in the amount of $4,530,000 which consisted of new product development and customer relationships were impaired prior to June 30, 2019 and should have been written off then. Retained earnings as of June 30, 2019 have been restated to reflect that correction.